LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                Lincoln Life & Annuity Variable Annuity Account H

                          American Legacy Product Suite

            Supplement dated December 18, 2006 to the 2006 Prospectus

Effective December 18, 2006, the Global Bond Fund (the "Fund"), a portfolio of the American Funds Insurance Series, will be available as an investment option under your American Legacy variable annuity contract. Your investment will be made into Share Class 2 of the Fund.

The investment objective of the Fund is high current income. The investment adviser for the Fund is Capital Research and Management Company.

Fees and Expenses of the Fund

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

       Annual Fund Operating Expenses Table (deducted from fund assets)              Class 2
       ---------------------------------------------------------------------------- -----------
       Management fees                                                                0.57%
       ---------------------------------------------------------------------------- -----------
       Distribution and/or service (12b-1) fees                                       0.25%
       ---------------------------------------------------------------------------- -----------
       Other expenses*                                                                0.04%
       ---------------------------------------------------------------------------- -----------
       Total annual fund operating expenses**                                         0.86%

          *Based on estimated amounts for the current fiscal year.
         **The investment adviser is waiving 10% of its management fees. The waiver will continue at this level until further review. Expenses shown above do not reflect this waiver.

For additional information about the Fund, please refer to the Fund's prospectus included in this mailing. This supplement is for informational purposes and requires no action on your part.


               Please retain this supplement for future reference.